Filed with the Securities and Exchange Commission on January 31, 2013
1933 Act Registration File No. 33-7699
1940 Act File No. 811-4786

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933, AS AMENDED
REGISTRATION NO. 33-7699
Post-Effective Amendment No. 51

and

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940, AS AMENDED
REGISTRATION NO. 811-4786
Amendment No. 51

ARIEL INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

200 East Randolph Street, Suite 2900
Chicago, Illinois 60601
(Address of Principal Executive Offices)  (Zip Code)

Registrant’s Telephone Number, including Area Code:   (312) 726-0140

Agent for service:	With copies to:
Arthur Don, Esq. Greenberg Traurig, LLP 77 West Wacker Drive Chicago, Illinois 60601 312.456.8438	Anita Zagrodnik Ariel Investment Trust 200 East Randolph Street Suite 2900 Chicago, Illinois 60601 312.726.0140	Alia S. Vasquez, Esq. U.S. Bancorp Fund Services, LLC 777 East Wisconsin Avenue MailCode: MK-WI-T10F Milwaukee, Wisconsin 53202 414.765.6620

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)
☒ on February 1, 2013 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485.

Title of Securities Being Registered: Shares of Beneficial Interest of:

Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel Discovery Fund, Ariel International Equity Fund and Ariel Global Equity Fund.

Explanatory Note:    This PEA No.  51to the Registration Statement contains:

Part C and Signature Pages
Exhibits

This Post-Effective Amendment is being filed solely to update and revise exhibits filed as part of Post-Effective Amendment No. 50 to the Registration Statement, filed on January 28, 2013.

Parts A and B of Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A filed on January 28, 2013 are incorporated by reference herein.

PART C
(Ariel Investment Trust)

OTHER INFORMATION

ITEM 28.             EXHIBITS

(a)	Declaration of Trust was previously filed with Post-Effective Amendment No. 17 to the Trust’s Registration Statement on Form N-1A on January 24, 1996, and is incorporated herein by reference.

(i)
Amendment (Name Change) dated November 6, 2001, to the Declaration of Trust was previously filed with Post-Effective Amendment No. 26 to the Trust’s Registration Statement on Form N-1A on January 29, 2002, and is incorporated herein by reference.

(b)	By-Laws were previously filed with Post-Effective Amendment No. 17 to the Trust’s Registration Statement on Form N-1A on January 24, 1996, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders – not applicable.

(d)	(i)
Management Agreement (Ariel Fund, Ariel Focus Fund, Ariel Appreciation Fund and Ariel Discovery Fund) was previously filed with Post-Effective Amendment No. 17 to the Trust’s Registration Statement on Form N-1A on January 24, 1996, and is incorporated herein by reference.

(1)
Assumption Agreement dated February 1, 2004, for Management Agreement was previously filed with Post-Effective Amendment No. 30 to the Trust’s Registration Statement on Form N-1A on November 23, 2004, and is incorporated herein by reference.

(2)
Addendum dated May 17, 2005, to the Management Agreement was previously filed with Post-Effective Amendment No. 33 to the Trust’s Registration Statement on Form N-1A on June 30, 2005, and is incorporated herein by reference.

(3)
Addendum dated November 16, 2010, to the Management Agreement was previously filed with Post-Effective Amendment No. 41 to the Trust’s Registration Statement on Form N-1A on November 17, 2010, and is incorporated herein by reference.

(ii)
Management Agreement (Ariel International/Global Equity Funds) was previously filed with Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A on December 30, 2011, and is incorporated herein by reference.

(e)	Underwriting Agreement was previously filed with Post-Effective Amendment No. 17 to the Trust’s Registration Statement on Form N-1A on January 24, 1996, and is incorporated herein by reference.

(i)
Addendum dated October 15, 2001, to the Underwriting Agreement between Ariel Distributors, LLC and Ariel Growth Fund d/b/a Ariel Investment Trust was previously filed with Post-Effective Amendment No. 25 to the Trust’s Registration Statement on Form N-1A on October 24, 2001, and is incorporated herein by reference.

(ii)
Addendum dated May 17, 2005, to the Underwriting Agreement between Ariel Distributors, LLC and Ariel Growth Fund d/b/a Ariel Investment Trust was previously filed with Post-Effective Amendment No. 33 to the Trust’s Registration Statement on Form N-1A on June 30, 2005, and is incorporated herein by reference.

(iii)
Assumption Agreement dated October 31, 2006, between Ariel Distributors, Inc. and Ariel Growth Fund d/b/a Ariel Investment Trust was previously filed with Post-Effective Amendment No. 36 to the Trust’s Registration Statement on Form N-1A on January 30, 2007, and is incorporated herein by reference.

(iv)
Addendum dated November 16, 2010, to the Underwriting Agreement between Ariel Distributors, LLC and Ariel Investment Trust was previously filed with Post-Effective Amendment No. 42 to the Trust’s Registration Statement on Form N-1A on January 28, 2011, and is incorporated herein by reference.

(v)
Addendum dated November 15, 2011, to the Underwriting Agreement between Ariel Distributors, LLC and Ariel Investment Trust was previously filed with Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A on December 30, 2011, and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)	Custody Agreement was previously filed with Post-Effective Amendment No. 17 to the Trust’s Registration Statement on Form N-1A on January 24, 1996, and is incorporated herein by reference.

(i)
Second Amendment dated March 2, 2004, to the Custody Agreement was previously filed with Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N-1A on November 18, 2005, and is incorporated herein by reference.

(ii)
Third Amendment dated August 9, 2007, to the Custody Agreement was previously filed with Post-Effective Amendment No. 38 to the Trust’s Registration Statement on Form N-1A on January 28, 2009, and is incorporated herein by reference.

(iii)
Amendment to Custody Agreement for the Ariel International Equity Fund dated November 15, 2011 was previously filed with Post-Effective Amendment No. 50 to the Trust’s Registration Statement on Form N-1A on January 28, 2013, and is incorporated herein by reference.

(iv)
Amendment to Custody Agreement for the Ariel Global Equity Fund dated November 15, 2011 was previously filed with Post-Effective Amendment No. 50 to the Trust’s Registration Statement on Form N-1A on January 28, 2013, and is incorporated herein by reference.

(h)	Other Material Contracts.

(i)	Fee Waiver Agreements.

(1)
Fee Waiver Agreement (Ariel Focus Fund) dated November 13, 2012 was previously filed with Post-Effective Amendment No. 50 to the Trust’s Registration Statement on Form N-1A on January 28, 2013, and is incorporated herein by reference.

(2)
Fee Waiver Agreement (Ariel Discovery Fund) dated November 15, 2011 was previously filed with Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A on December 30, 2011, and is incorporated herein by reference.

(3)
Fee WaiverAgreement (Ariel International/Global Equity Funds) dated November 15, 2011 was previously filed with Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A on December 30, 2011, and is incorporated herein by reference.

(ii)
Transfer Agent Servicing Agreement dated July 6, 2007, between Ariel Investment Trust and U.S. Bancorp Fund Services, LLC, was previously filed with Post-Effective Amendment No. 37 to the Trust’s Registration Statement on Form N-1A on January 28, 2008, and is incorporated herein by reference.

(1)
Addendum dated October 20, 2008, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 41 to the Trust’s Registration Statement on Form N-1A on November 17, 2010, and is incorporated herein by reference.

(2)
First Amendment dated November 15, 2010, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 41 to the Trust’s Registration Statement on Form N-1A on November 17, 2010, and is incorporated herein by reference.

(3)
Second Amendment dated November 15, 2011, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A on December 30, 2011, and is incorporated herein by reference.

(iii)
Investment Accounting Agreement dated August 19, 1994, between Ariel Capital Management, Inc. and Investors Fiduciary Trust Company was previously filed with Post-Effective Amendment No. 41 to the Trust’s Registration Statement on Form N-1A on November 17, 2010, and is incorporated herein by reference.

(1)
Omnibus Amendment to Service Agreements by and between Ariel Capital Management, LLC and State Street and Trust Company dated May, 2005 was previously filed with Post-Effective Amendment No. 50 to the Trust’s Registration Statement on Form N-1A on January 28, 2013, and is incorporated herein by reference.

(iv)
Fund Sub-Administration Servicing Agreement dated July 16, 2010, between Ariel Investments, LLC and U.S. Bancorp Fund Services, LLC was previously filed with Post-Effective Amendment No. 41 to the Trust’s Registration Statement on Form N-1A on November 17, 2010, and is incorporated herein by reference.

(1)
Addendum dated July 16, 2010, to the Fund Sub-Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 41 to the Trust’s Registration Statement on Form N-1A on November 17, 2010, and is incorporated herein by reference.

(2)
First Amendment dated November 15, 2010, to the Fund Sub-Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 41 to the Trust’s Registration Statement on Form N-1A on November 17, 2010, and is incorporated herein by reference.

(3)
Second Amendment dated November 15, 2011, to the Fund Sub-Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A on December 30, 2011, and is incorporated herein by reference.

(v)
Line of Credit Agreement dated April 15, 2008, was previously filed with Post-Effective Amendment No. 38 to the Trust’s Registration Statement on Form N-1A on January 28, 2009, and is incorporated herein by reference.

(1)
Second Amendment dated April 13, 2010, to the Line of Credit Agreement was previously filed with Post-Effective Amendment No. 41 to the Trust’s Registration Statement on Form N-1A on November 17, 2010, and is incorporated herein by reference.

(2)
Third Amendment dated April 12, 2011, to the Line of Credit Agreement, was previously filed with Post-Effective Amendment No. 44 to the Trust’s Registration Statement on Form N-1A on October 12, 2011, and is incorporated herein by reference.

(3)
Fourth Amendment dated January 3, 2012, to the Line of Credit Agreement was previously filed with Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A on December 30, 2011, and is incorporated herein by reference.

(4)
Fifth Amendment dated April 10, 2012, to the Line of Credit Agreement was previously filed with Post-Effective Amendment No. 50 to the Trust’s Registration Statement on Form N-1A on January 28, 2013, and is incorporated herein by reference.

(vi)
Power of Attorney dated March 17, 2009, was previously filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement on Form N-1A on November 20, 2009, and is incorporated herein by reference.

(vii)
Power of Attorney dated January 8, 2013 was previously filed with Post-Effective Amendment No. 50 to the Trust’s Registration Statement on Form N-1A on January 28, 2013, and is incorporated herein by reference.

(i)
Legal Opinion dated December 29, 2011 was previously filed with Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A on December 30, 2011, and is incorporated herein by reference.

(i)	Consent of Legal Counsel – filed herewith.

(j)	(i)	Consent of current Independent Registered Public Accounting Firm (Deloitte Touche Tohmatsu)– filed herewith.

(k)	Omitted Financial Statements – not applicable.

(l)	Initial Capital Agreements – not applicable.

(m)	Distribution (Rule 12b-1) was previously filed with Post-Effective Amendment No. 33 to the Trust’s Registration Statement on Form N-1A on June 30, 2005, and is incorporated herein by reference.

(n)
Multiple Class (Rule 18f-3) Plan – was previously filed with Post-Effective Amendment No. 44 to the Trust’s Registration Statement on Form N-1A on October 12, 2011, and is incorporated herein by reference.

(o)	Reserved.

(p)	Codes of Ethics.

(i)
Code of Ethics of Trust, Investment Adviser and Principal Underwriter, as amended January 2012 – was previously filed with Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A on December 30, 2011, and is incorporated herein by reference.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Section 4 of Article XI of the Registrant’s Declaration of Trust (exhibit 28(a) to this registration statement, which is incorporated herein by reference) provides that Registrant shall provide certain indemnification of its trustees and officers.  In accordance with Section 17(h) of the Investment Company Act, that provision shall not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, negligence or reckless disregard of the duties involved in the conduct of his office.

The Registrant, its trustees and officers, Ariel Investments, LLC, the investment adviser to Registrant (“Ariel”) and certain affiliated persons of Ariel and affiliated persons of such persons are insured under insurance maintained by Registrant and Ariel, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such trustees, directors or officers.  The policy expressly excludes coverage for any trustee or officer for loss on account of a claim for libel, slander or defamation; a dishonest, fraudulent or criminal act, where such act is established in fact; and personal profit, advantage or remuneration gained in fact by any trustee or officer, to which they were not legally entitled.

Item 31.  Business and Other Connections of the Investment Advisor.

Ariel, the Registrant’s investment adviser, renders investment advisory services to individual, institutional and pension and profit-sharing plan accounts.  The governing member of Ariel is Ariel Capital Management Holdings, Inc.  The following directors of the governing member have been engaged in other professions and/or employment capacities of a substantial nature during the Registrant’s past two fiscal years, as indicated below. Information responsive to this item for John W. Rogers, Jr., Mellody Hobson and Merrillyn J. Kosier, interested Trustees of the Registrant and officers of Ariel and Ariel Capital Management Holdings, Inc., may be found in the Statement of Additional Information.

Name and Title with Adviser	Name of Company Principal Business Address	Capacity
Barbara Burrell Director	Burrell Realty 35 East Wacker Drive Suite 3400 Chicago, IL 60601	President and Broker

Henry B. Pearsall Director	Pearsall et Pere 209 West Ohio Street Chicago, IL 60654	Principal

Robert I. Solomon Director	Software Platform Consulting, Inc. 1756 Church Street NW Washington, DC 20036	Founder and CEO

David J. Vitale Director	Urban Partnership Bank 7936 South Cottage Grove Chicago, IL 60619	Chairman

Paula Wolff Director	Metropolis Strategies 30 W. Monroe Street, 18th Floor Chicago, IL 60603	Senior Executive

Tobias J. Moskowitz Director	University of Chicago Booth School of Business 5807 South Woodlawn Avenue Chicago, IL 60637	Fama Family Professor of Finance

Item 32.  Principal Underwriter.

(a)           Ariel Distributors, LLC, located at 200 East Randolph Street, Suite 2900, Chicago, IL 60601, serves as the principal underwriter of the Registrant.  Ariel Distributors, LLC does not act as principal underwriter for any other investment company.

(b)           Positions of Ariel Distributors, LLC’s Officers and Managers:

Name and Principal Business Address	Position(s) with Underwriter	Position(s) with Registrant
Merrillyn J. Kosier	Manager (Chair) and President	Vice President and Trustee

Wendy Fox	Vice President and Chief Compliance Officer	None

Mellody Hobson	Vice President	Chairman, President and Trustee

Maureen Longoria	Manager, Vice President and Treasurer	None

Roger P. Schmitt	Vice President and Business Continuity Representative	None

Mareilé B. Cusack	Vice President, General Counsel, Secretary and Anti- Money Laundering Compliance Officer	Vice President and Assistant Secretary

Sheldon R. Stein	Assistant Secretary	None

Susan L. Schoenberger	Assistant Secretary	None

The business address of the above individuals is 200 East Randolph Street, Suite 2900, Chicago, Illinois 60601.

Item 33.  Location of Accounts and Records.

Shareholder records are located at the Transfer Agent, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI  53202.

Portfolio accounting records are located at the Custodian, State Street Bank and Trust Company, Kansas City, 801 Pennsylvania BJ 4N, Kansas City, Missouri 64105.

Certain back-up electronic books and records are located at Autonomy, Inc., One Market Spear Tower, 19th Floor, San Francisco, CA  94105.
All other records relating to Ariel Investment Trust are located at U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

All records required for inspection by the Securities and Exchange Commission will be made available upon reasonable notice at the offices of the Registrant, 200 East Randolph Street, Suite 2900, Chicago, Illinois 60601.

Item 34.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35.  Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and has duly caused this Post-Effective Amendment No. 51 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois on the 31st day of January, 2013.

ARIEL INVESTMENT TRUST

By:	/s/ Mellody Hobson*
Mellody Hobson,
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 51 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ James W. Compton*	Trustee	January 31, 2013
James W. Compton

/s/ William C. Dietrich*	Trustee	January 31, 2013
William C. Dietrich

/s/ Royce N. Flippin, Jr.*	Lead Independent Trustee	January 31, 2013
Royce N. Flippin, Jr.

/s/ Christopher G. Kennedy*	Trustee	January 31, 2013
Christopher G. Kennedy

/s/ H. Carl McCall*	Trustee	January 31, 2013
H. Carl McCall

/s/ Mellody Hobson*	Principal Executive Officer, President	January 31, 2013
Mellody Hobson	and Trustee

/s/ Merrillyn J. Kosier*	Trustee	January 31, 2013
Merrillyn J. Kosier

/s/ John W. Rogers, Jr.*	Trustee	January 31, 2013
John W. Rogers, Jr.

/s/ James M. Williams*	Trustee	January 31, 2013
James M. Williams

/s/ William M. Lewis, Jr.*	Trustee	January 31, 2013
William M. Lewis, Jr.

/s/ Anita Zagrodnik	Principal Financial Officer,	January 31, 2013
Anita Zagrodnik	Principal Accounting Officer and Treasurer

*By:	/s/ Mellody Hobson
Mellody Hobson,
Attorney-in-fact

*Mellody Hobson signs this document on behalf of each of the foregoing persons pursuant to the Powers of Attorney.

EXHIBIT INDEX

Exhibit No.	Document
EX.99.i.i	Consent of Legal Counsel
EX.99.j.i	Consent of current Independent Registered Public Accounting Firm (Deloitte Touche Tohmatsu)